Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Statements of Financial Condition

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

December 31,	2013	2012
Assets:
Cash and due from banks	$17,437	$17,962
Investments in subsidiaries:
Bank subsidiaries	316,714	334,584
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	3,311	2,040

Total assets	$340,249	$357,372

Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	2,126	1,991

Total liabilities	94,912	94,777
Shareholders’ equity	245,337	262,595

Total liabilities and shareholders’ equity	$340,249	$357,372

Condensed Statements of Operations

CONDENSED STATEMENTS OF OPERATIONS

Years Ended December 31,	2013	2012	2011
Interest expense	$(2,188)	$(2,594)	$(2,997)
Management fee	4,573	3,438	5,172
Other expenses	(4,311)	(3,791)	(5,054)

Loss before equity in undistributed loss of subsidiaries and income tax benefit	(1,926)	(2,947)	(2,879)
Equity in undistributed loss of subsidiaries	(8,681)	(48,560)	(65,614)
Income tax benefit	664	1,016	988

Net loss available to common shareholders	$(9,943)	$(50,491)	$(67,505)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31,	2013	2012	2011
Operating activities:
Net loss	$(9,943)	$(50,491)	$(67,505)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	8,681	48,560	65,614
Stock-based compensation	(167)	(75)	110
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	(621)	(1,024)	498
Accounts payable and other liabilities	(389)	(234)	291

Net cash (used in) provided by operating activities	(2,105)	(3,264)	(992)

Investing activities:
Payments for investments in and advances to subsidiaries	—	(28,000)	(64,000)

Net cash used in investing activities	—	(28,000)	(64,000)

Financing activities:
Proceeds from issuance of preferred stock and warrant	—	—	—
Redemption of preferred stock	—	—	—
Preferred stock issuance costs	—	—	—
Proceeds from issuance of common stock	1,580	1,612	100,077

Net cash provided by financing activities	1,580	1,612	100,077

Net (decrease) increase in cash	(525)	(29,652)	35,085
Cash, beginning of year	17,962	47,614	12,529

Cash, end of year	$17,437	$17,962	$47,614